Summary of Significant Accounting Policies (Details) - Schedule of earnings per share - Archimedes Tech Spac Partners Co [Member] - USD ($)	4 Months Ended	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2021
Summary of Significant Accounting Policies (Details) - Schedule of earnings per share [Line Items]
Net loss		$ (981,884)
Accretion of temporary equity to redemption value		(13,376,606)
Net loss including accretion of temporary equity to redemption value		$ (14,358,490)
Denominator:
Weighted-average shares outstanding (in Shares)		3,959,088
Redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity		$ (10,451,084)
Accretion of temporary equity to redemption value		13,376,606
Allocation of net income (loss)		$ 2,925,522
Denominator:
Weighted-average shares outstanding (in Shares)		10,589,315
Basic and diluted net income (loss) per share (in Dollars per share)		$ 0.28
Non-redeemable [Member]
Numerator:
Allocation of net loss including accretion of temporary equity		$ (3,907,406)
Accretion of temporary equity to redemption value
Allocation of net income (loss)		$ (3,907,406)
Denominator:
Weighted-average shares outstanding (in Shares)		3,959,088
Basic and diluted net income (loss) per share (in Dollars per share)		$ (0.99)